Label	Element	Value
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	$ (330,000,000)	[1]
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	99,115,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(329,000,000)	[1]
Non-controlling interests, other interests [Member] | Non-controlling interests [member]
Equity	ifrs-full_Equity	2,103,000,000
Non-controlling interests, other interests [Member] | Non-controlling interests [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	$ (1,000,000)	[1]

[1]	See Note 1 in BP Annual Report and Form 20-F 2019 for further information.